Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, the newly required Pay Versus Performance disclosure provides an additional snapshot perspective on pay and performance alignment by evaluating the link between “Compensation Actually Paid,” defined by the SEC and referred to below as “CAP,” and various measures of market and financial performance. The following table shows the past three fiscal years’ total compensation for our NEOs (including our principal executive officer (“PEO”), also referred to herein as our “CEO”) as set forth in the Summary Compensation Table (“SCT”), the CAP paid to our other NEOs, the Company’s cumulative total shareholder return (“TSR”), the combined TSR of our selected peer group, our net income, and our revenue, which, in our assessment, represents our most important financial performance measure to link compensation actually paid to our NEOs for the most recently completed fiscal year.

									Value of Initial Fixed $100 Investment(2)
Year	Summary Compensation Table Total for First PEO(1)	Summary Compensation Table Total for Second PEO(1)	Summary Compensation Table Total for Third PEO(1)	Compensation Actually Paid to First PEO(1)(3)	Compensation Actually Paid to Second PEO(1)(3)	Compensation Actually Paid to Third PEO(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Other NEOs(2)	Company Total Shareholder Return(4)	Peer Group Shareholder Return(5)	Net Loss (in thousands)	Revenue (in thousands)(6)
2023	$4,285,973	N/A	$1,796,249	$(1,361,607)	N/A	$1,730,055	$1,077,534	$(137,137)	$3.72	$98.85	$102,449	$315,660
2022	$6,266,951	N/A	N/A	$3,242,134	N/A	N/A	$2,042,824	$1,345,095	$13.37	$105.46	$83,772	$377,241
2021	$7,036,373	$224,134	N/A	$5,614,398	$(3,110,485)	N/A	$1,224,031	$601,092	$22.66	$138.78	$6,333	$358,003
2020	N/A	$2,528,984	N/A	N/A	$484,811	N/A	$870,791	$427,572	$29.83	$133.11	$5,829	$308,487

(1)
The First PEO is Nabil Shabshab, the Second PEO is Scott Wilkinson and the Third PEO is Kevin R.M. Smith.
(2)
The Non-PEO NEOs for each applicable year are:
a.
2023: Stanislav Glezer, Jason Somer, Michael Sergesketter, Kristin Caltrider, George Parr, and Bart Sanford.
b.
2022: Kristin Caltrider, George Parr, Stanislav Glezer, Jason Somer, and Michael Sergesketter.
c.
2021: Michael Sergesketter, George Parr, Stanislav Glezer, Bart Sanford, Alison Bauerlein, and Byron Myers.
d.
2020: Alison Bauerlein, Byron Myers, Arron Retterer, and Bart Sanford.
(3)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay Versus Performance table above. The following table details the applicable adjustments that were made to determine CAP (adjustments for pension or dividend payments are not covered, as Inogen does not have supplemental executive requirement plans and does not pay dividends on equity awards, and due to rounding, the calculated final value of the numbers shown in the following table may not equal the values reported above). For any tranche of a performance-based equity award with a performance period ending on the last day of a reported fiscal year, the entire tranche was treated as unvested and outstanding for purposes of the following table and Pay Versus Performance table above, since the portion of the tranche that was earned (if any) and the portion of the tranche that was forfeited (if any) were not determined until after the end of such fiscal year.
(4)
TSR is measured based on an initial fixed investment of $100 made in the Company’s common stock or the stock represented by the peer group (as applicable) (as applicable) on the market close on the last trading day before the earliest fiscal year in the table, assuming the reinvestment of any dividends.
(5)
The peer group is the S&P Healthcare Equipment and Supplies Index, which is the same peer group the Company uses for its Item 201(e) of Regulation S-K disclosure in our Annual Report on Form 10-K for the year ended December 31, 2023.
(6)
The Company-selected measure is GAAP revenue.

			Equity Awards
Year	Executives	SCT Total	Deduct Stock & Option Awards	Deduct Awards Forfeited Due to Failure to Achieve the Applicable Vesting Conditions	Add Year End Value of Unvested Equity Granted in the Year	Add Change in Value of Unvested Awards Granted in Prior Years	Add Change in Value of Vested Equity Award in Year	Add Change in Value of Vested Equity Granted in Prior Years
2023	First PEO	$4,285,973	$2,199,974	$3,261,591	$—	$—	$—	$(186,015)
	Third PEO	$1,796,249	$824,500	$—	$758,306	$—	$—	$—
	Other NEOs*	$1,077,534	$307,997	$(376,717)	$65,514	$(240,808)	$—	$(46,666)
2022	First PEO	$6,266,951	$5,323,950	$—	$2,885,206	$(533,657)	$—	$(52,417)
	Other NEOs*	$2,042,824	$1,206,173	$—	$638,363	$(97,139)	$(9,331)	$(23,448)
2021	First PEO	$7,036,373	$3,799,935	$—	$2,377,960	$—	$—	$—
	Second PEO	$224,134	$—	$3,191,803	$—	$—	$—	$(142,816)
	Other NEOs*	$1,224,031	$683,297	$277,236	$410,474	$(72,875)	$—	$(6)
2020	Second PEO	$2,528,984	$1,999,945	$467,826	$1,382,589	$(544,787)	$—	$(414,204)
	Other NEOs*	$870,791	$574,952	$97,052	$461,787	$(126,922)	$—	$(106,080)

* Presented on an averaged basis.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)
The First PEO is Nabil Shabshab, the Second PEO is Scott Wilkinson and the Third PEO is Kevin R.M. Smith.
(2)
The Non-PEO NEOs for each applicable year are:
a.
2023: Stanislav Glezer, Jason Somer, Michael Sergesketter, Kristin Caltrider, George Parr, and Bart Sanford.
b.
2022: Kristin Caltrider, George Parr, Stanislav Glezer, Jason Somer, and Michael Sergesketter.
c.
2021: Michael Sergesketter, George Parr, Stanislav Glezer, Bart Sanford, Alison Bauerlein, and Byron Myers.
d.
2020: Alison Bauerlein, Byron Myers, Arron Retterer, and Bart Sanford.

Peer Group Issuers, Footnote
(5)
The peer group is the S&P Healthcare Equipment and Supplies Index, which is the same peer group the Company uses for its Item 201(e) of Regulation S-K disclosure in our Annual Report on Form 10-K for the year ended December 31, 2023.

Adjustment To PEO Compensation, Footnote
(3)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay Versus Performance table above. The following table details the applicable adjustments that were made to determine CAP (adjustments for pension or dividend payments are not covered, as Inogen does not have supplemental executive requirement plans and does not pay dividends on equity awards, and due to rounding, the calculated final value of the numbers shown in the following table may not equal the values reported above). For any tranche of a performance-based equity award with a performance period ending on the last day of a reported fiscal year, the entire tranche was treated as unvested and outstanding for purposes of the following table and Pay Versus Performance table above, since the portion of the tranche that was earned (if any) and the portion of the tranche that was forfeited (if any) were not determined until after the end of such fiscal year.
(4)
TSR is measured based on an initial fixed investment of $100 made in the Company’s common stock or the stock represented by the peer group (as applicable) (as applicable) on the market close on the last trading day before the earliest fiscal year in the table, assuming the reinvestment of any dividends.
(5)
The peer group is the S&P Healthcare Equipment and Supplies Index, which is the same peer group the Company uses for its Item 201(e) of Regulation S-K disclosure in our Annual Report on Form 10-K for the year ended December 31, 2023.
(6)
The Company-selected measure is GAAP revenue.

			Equity Awards
Year	Executives	SCT Total	Deduct Stock & Option Awards	Deduct Awards Forfeited Due to Failure to Achieve the Applicable Vesting Conditions	Add Year End Value of Unvested Equity Granted in the Year	Add Change in Value of Unvested Awards Granted in Prior Years	Add Change in Value of Vested Equity Award in Year	Add Change in Value of Vested Equity Granted in Prior Years
2023	First PEO	$4,285,973	$2,199,974	$3,261,591	$—	$—	$—	$(186,015)
	Third PEO	$1,796,249	$824,500	$—	$758,306	$—	$—	$—
	Other NEOs*	$1,077,534	$307,997	$(376,717)	$65,514	$(240,808)	$—	$(46,666)
2022	First PEO	$6,266,951	$5,323,950	$—	$2,885,206	$(533,657)	$—	$(52,417)
	Other NEOs*	$2,042,824	$1,206,173	$—	$638,363	$(97,139)	$(9,331)	$(23,448)
2021	First PEO	$7,036,373	$3,799,935	$—	$2,377,960	$—	$—	$—
	Second PEO	$224,134	$—	$3,191,803	$—	$—	$—	$(142,816)
	Other NEOs*	$1,224,031	$683,297	$277,236	$410,474	$(72,875)	$—	$(6)
2020	Second PEO	$2,528,984	$1,999,945	$467,826	$1,382,589	$(544,787)	$—	$(414,204)
	Other NEOs*	$870,791	$574,952	$97,052	$461,787	$(126,922)	$—	$(106,080)

* Presented on an averaged basis.

Non-PEO NEO Average Total Compensation Amount	$ 1,077,534	$ 2,042,824	$ 1,224,031	$ 870,791
Non-PEO NEO Average Compensation Actually Paid Amount	$ (137,137)	1,345,095	601,092	427,572
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay Versus Performance table above. The following table details the applicable adjustments that were made to determine CAP (adjustments for pension or dividend payments are not covered, as Inogen does not have supplemental executive requirement plans and does not pay dividends on equity awards, and due to rounding, the calculated final value of the numbers shown in the following table may not equal the values reported above). For any tranche of a performance-based equity award with a performance period ending on the last day of a reported fiscal year, the entire tranche was treated as unvested and outstanding for purposes of the following table and Pay Versus Performance table above, since the portion of the tranche that was earned (if any) and the portion of the tranche that was forfeited (if any) were not determined until after the end of such fiscal year.
(4)
TSR is measured based on an initial fixed investment of $100 made in the Company’s common stock or the stock represented by the peer group (as applicable) (as applicable) on the market close on the last trading day before the earliest fiscal year in the table, assuming the reinvestment of any dividends.
(5)
The peer group is the S&P Healthcare Equipment and Supplies Index, which is the same peer group the Company uses for its Item 201(e) of Regulation S-K disclosure in our Annual Report on Form 10-K for the year ended December 31, 2023.
(6)
The Company-selected measure is GAAP revenue.

			Equity Awards
Year	Executives	SCT Total	Deduct Stock & Option Awards	Deduct Awards Forfeited Due to Failure to Achieve the Applicable Vesting Conditions	Add Year End Value of Unvested Equity Granted in the Year	Add Change in Value of Unvested Awards Granted in Prior Years	Add Change in Value of Vested Equity Award in Year	Add Change in Value of Vested Equity Granted in Prior Years
2023	First PEO	$4,285,973	$2,199,974	$3,261,591	$—	$—	$—	$(186,015)
	Third PEO	$1,796,249	$824,500	$—	$758,306	$—	$—	$—
	Other NEOs*	$1,077,534	$307,997	$(376,717)	$65,514	$(240,808)	$—	$(46,666)
2022	First PEO	$6,266,951	$5,323,950	$—	$2,885,206	$(533,657)	$—	$(52,417)
	Other NEOs*	$2,042,824	$1,206,173	$—	$638,363	$(97,139)	$(9,331)	$(23,448)
2021	First PEO	$7,036,373	$3,799,935	$—	$2,377,960	$—	$—	$—
	Second PEO	$224,134	$—	$3,191,803	$—	$—	$—	$(142,816)
	Other NEOs*	$1,224,031	$683,297	$277,236	$410,474	$(72,875)	$—	$(6)
2020	Second PEO	$2,528,984	$1,999,945	$467,826	$1,382,589	$(544,787)	$—	$(414,204)
	Other NEOs*	$870,791	$574,952	$97,052	$461,787	$(126,922)	$—	$(106,080)

* Presented on an averaged basis.

Compensation Actually Paid vs. Total Shareholder Return

The graphs below show the relationship (i) between CAP and the Company’s TSR and between the Company’s TSR and our peer group’s TSR, (ii) between CAP and the Company’s net loss, and (iii) between CAP and revenue.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Tabular List of Financial Performance Measures

The following lists the financial performance measures that we believe represents the most important financial performance measures used to link compensation actually paid to our NEOs for 2023 to Company performance:

Financial List of Performance Measures
Revenue
Adjusted EBITDA
Adjusted Operating Income

Total Shareholder Return Amount	$ 3.72	13.37	22.66	29.83
Peer Group Total Shareholder Return Amount	98.85	105.46	138.78	133.11
Net Income (Loss)	$ (102,449,000)	$ (83,772,000)	$ (6,333,000)	$ (5,829,000)
Company Selected Measure Amount	315,660,000	377,241,000	358,003,000	308,487,000
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Income
First PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,285,973	$ 6,266,951	$ 7,036,373
PEO Actually Paid Compensation Amount	$ (1,361,607)	$ 3,242,134	$ 5,614,398
PEO Name	Nabil Shabshab	Nabil Shabshab	Nabil Shabshab
Second PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 224,134	$ 2,528,984
PEO Actually Paid Compensation Amount			$ (3,110,485)	$ 484,811
PEO Name			Scott Wilkinson	Scott Wilkinson
Third PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,796,249
PEO Actually Paid Compensation Amount	$ 1,730,055
PEO Name	Kevin R.M. Smith
PEO | First PEO [Member] | Deduct Stock & Option Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,199,974	$ 5,323,950
PEO | First PEO [Member] | Deduct Awards Forfeited Due to Failure to Achieve the Applicable Vesting Conditions
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,261,591
PEO | First PEO [Member] | Add Year End Value of Unvested Equity Granted in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,885,206	$ 2,377,960
PEO | First PEO [Member] | Add Change in Value of Unvested Awards Granted in Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(533,657)
PEO | First PEO [Member] | Add Change in Value of Vested Equity Granted in Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(186,015)	(52,417)
PEO | Second PEO [Member] | Deduct Stock & Option Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 1,999,945
PEO | Second PEO [Member] | Deduct Awards Forfeited Due to Failure to Achieve the Applicable Vesting Conditions
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,191,803	467,826
PEO | Second PEO [Member] | Add Year End Value of Unvested Equity Granted in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,382,589
PEO | Second PEO [Member] | Add Change in Value of Unvested Awards Granted in Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(544,787)
PEO | Second PEO [Member] | Add Change in Value of Vested Equity Granted in Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(142,816)	(414,204)
PEO | Third PEO [Member] | Deduct Stock & Option Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	824,500
PEO | Third PEO [Member] | Add Year End Value of Unvested Equity Granted in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	758,306
Non-PEO NEO | Deduct Stock & Option Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	307,997		683,297	574,952
Non-PEO NEO | Deduct Awards Forfeited Due to Failure to Achieve the Applicable Vesting Conditions
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(376,717)		277,236	97,052
Non-PEO NEO | Add Year End Value of Unvested Equity Granted in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	65,514	638,363	410,474	461,787
Non-PEO NEO | Add Change in Value of Unvested Awards Granted in Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(240,808)	(97,139)	(72,875)	(126,922)
Non-PEO NEO | Add Change in Value of Vested Equity Award in Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(9,331)
Non-PEO NEO | Add Change in Value of Vested Equity Granted in Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (46,666)	$ (23,448)	$ (6)	$ (106,080)